Consolidated statements of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of profit or loss
Revenue	€ 328,610	€ 426,178	€ 422,312
Cost of sales	(145,847)	(175,236)	(184,368)
Gross profit	182,763	250,942	237,944
Marketing and selling expenses	(208,803)	(226,750)	(224,733)
General and administrative expenses	(117,368)	(138,215)	(153,138)
Impairment of goodwill	(31,208)
Other operating income and expenses	7,977	(4,534)	(2,340)
Loss from operations before non-underlying items	(166,639)	(118,557)	(142,267)
Non-underlying items	10,243	(3,858)	(83,057)
Loss from operations	(156,396)	(122,415)	(225,324)
Finance cost - net	(29,821)	(20,431)	(14,556)
Loss before income tax	(186,217)	(142,846)	(239,880)
Income tax (expenses) / benefits	(3,078)	(3,407)	129
Loss for the year	(189,295)	(146,253)	(239,751)
Attributable to:
- Owners of the Company	(165,255)	(129,313)	(218,290)
- Non-controlling interests	€ (24,040)	€ (16,940)	€ (21,461)
Loss per share in Euro
Basic earnings (loss) per share	€ (1.41)	€ (0.98)	€ (2.15)
Diluted earnings (loss) per share	€ (1.41)	€ (0.98)	€ (2.15)